Stockholders’ Equity (Deficit) and Stock-Based Compensation - Stock Option Awards, Additional Information Regarding Options (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Equity And Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted-average grant date fair value per share of options granted during the period (in dollars per share)	$ 0	$ 1.18	$ 0.12	$ 1.98	$ 0.28
Aggregate intrinsic value of options exercised during the period	$ 811	$ 3	$ 0	$ 407	$ 2
Aggregate fair value of options vested during the period	$ 276	$ 39	$ 0	$ 109	$ 35